Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	PRAXIS FUNDS
Entity Central Index Key	0000912900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000008547
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class A
Trading Symbol	MIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,056,117,947
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,745,804
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,056,117,947 Number of Portfolio Holdings527 Advisory Fee $1,745,804 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	27.7%
Corporate Notes	0.9%
Foreign Governments	4.7%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.0%
Money Market Funds	2.7%
Municipal Bonds	1.0%
U.S. Government Agencies	56.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.0%
FHLB, 5.500%, due 07/15/36	1.9%
FNMA, 5.625%, due 07/15/37	1.5%
FNMA, 6.625%, due 11/15/30	1.4%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.286%, due 01/25/31	1.3%
FHLMC, 3.000%, due 07/1/52	1.3%
FNMA, 3.500%, due 05/1/52	1.2%
FHLB, 3.250%, due 11/16/28	1.2%
FNMA, 4.000%, due 09/1/52	1.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000035282
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class I
Trading Symbol	MIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,056,117,947
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,745,804
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,056,117,947 Number of Portfolio Holdings527 Advisory Fee $1,745,804 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	27.7%
Corporate Notes	0.9%
Foreign Governments	4.7%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.0%
Money Market Funds	2.7%
Municipal Bonds	1.0%
U.S. Government Agencies	56.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.0%
FHLB, 5.500%, due 07/15/36	1.9%
FNMA, 5.625%, due 07/15/37	1.5%
FNMA, 6.625%, due 11/15/30	1.4%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.286%, due 01/25/31	1.3%
FHLMC, 3.000%, due 07/1/52	1.3%
FNMA, 3.500%, due 05/1/52	1.2%
FHLB, 3.250%, due 11/16/28	1.2%
FNMA, 4.000%, due 09/1/52	1.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000095945
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class A
Trading Symbol	MPLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.14%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.14%
AssetsNet	$ 497,484,735
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 942,176
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$497,484,735 Number of Portfolio Holdings454 Advisory Fee $942,176 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.3%
Money Market Funds	0.1%

Common Stocks Country Weighting (% of net assets)

Value	Value
South Korea	4.0%
Australia	4.4%
Germany	5.0%
India	5.1%
Switzerland	5.2%
France	6.3%
Taiwan	7.0%
Canada	7.3%
United Kingdom	7.9%
Japan	15.1%
Other Country	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
ICICI Bank Ltd. - ADR	1.7%
Samsung Electronics Co. Ltd.	1.5%
Tencent Holdings Ltd. - ADR	1.5%
HDFC Bank Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.3%
Infosys Ltd. - ADR	1.1%
ASML Holding N.V.	1.1%
Schneider Electric SE	1.0%
Wipro Ltd. - ADR	0.9%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000095946
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class I
Trading Symbol	MPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 497,484,735
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 942,176
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$497,484,735 Number of Portfolio Holdings454 Advisory Fee $942,176 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.3%
Money Market Funds	0.1%

Common Stocks Country Weighting (% of net assets)

Value	Value
South Korea	4.0%
Australia	4.4%
Germany	5.0%
India	5.1%
Switzerland	5.2%
France	6.3%
Taiwan	7.0%
Canada	7.3%
United Kingdom	7.9%
Japan	15.1%
Other Country	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
ICICI Bank Ltd. - ADR	1.7%
Samsung Electronics Co. Ltd.	1.5%
Tencent Holdings Ltd. - ADR	1.5%
HDFC Bank Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.3%
Infosys Ltd. - ADR	1.1%
ASML Holding N.V.	1.1%
Schneider Electric SE	1.0%
Wipro Ltd. - ADR	0.9%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000008551
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class A
Trading Symbol	MVIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 493,491,907
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 583,506
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$493,491,907 Number of Portfolio Holdings287 Advisory Fee $583,506 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.2%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	1.7%
Bank of America Corp.	1.7%
Oracle Corp.	1.7%
Home Depot, Inc. (The)	1.6%
Johnson & Johnson	1.5%
Coca-Cola Co. (The)	1.4%
Cisco Systems, Inc.	1.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000035284
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class I
Trading Symbol	MVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 493,491,907
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 583,506
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$493,491,907 Number of Portfolio Holdings287 Advisory Fee $583,506 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.2%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	1.7%
Bank of America Corp.	1.7%
Oracle Corp.	1.7%
Home Depot, Inc. (The)	1.6%
Johnson & Johnson	1.5%
Coca-Cola Co. (The)	1.4%
Cisco Systems, Inc.	1.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000047793
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class A
Trading Symbol	MGNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 672,189,137
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 733,054
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$672,189,137 Number of Portfolio Holdings168 Advisory Fee $733,054 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	0.7%
Money Market Funds	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.1%
Apple, Inc.	10.6%
Microsoft Corp.	9.5%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	4.4%
Alphabet, Inc. - Class A	3.3%
Tesla, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
Eli Lilly & Co.	2.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000047795
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class I
Trading Symbol	MMDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 672,189,137
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 733,054
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$672,189,137 Number of Portfolio Holdings168 Advisory Fee $733,054 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	0.7%
Money Market Funds	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.1%
Apple, Inc.	10.6%
Microsoft Corp.	9.5%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	4.4%
Alphabet, Inc. - Class A	3.3%
Tesla, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
Eli Lilly & Co.	2.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000047796
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class A
Trading Symbol	MMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
AssetsNet	$ 186,674,704
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 266,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$186,674,704 Number of Portfolio Holdings661 Advisory Fee $266,120 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.4%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	15.2%
Money Market Funds	0.7%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Media Corp. - Liberty Formula One - Series C	0.7%
Expand Energy Corp.	0.6%
SPX Technologies, Inc.	0.6%
Franklin Resources, Inc.	0.5%
NRG Energy, Inc.	0.5%
Sanmina Corp.	0.4%
Balchem Corp.	0.4%
Smurfit WestRock plc	0.4%
UGI Corp.	0.4%
Rexford Industrial Realty, Inc.	0.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000047798
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class I
Trading Symbol	MMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 186,674,704
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 266,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$186,674,704 Number of Portfolio Holdings661 Advisory Fee $266,120 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.4%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	15.2%
Money Market Funds	0.7%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Media Corp. - Liberty Formula One - Series C	0.7%
Expand Energy Corp.	0.6%
SPX Technologies, Inc.	0.6%
Franklin Resources, Inc.	0.5%
NRG Energy, Inc.	0.5%
Sanmina Corp.	0.4%
Balchem Corp.	0.4%
Smurfit WestRock plc	0.4%
UGI Corp.	0.4%
Rexford Industrial Realty, Inc.	0.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000080567
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Conservative Portfolio
Class Name	Class A
Trading Symbol	MCONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 24,393,370
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,962
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,393,370 Number of Portfolio Holdings6 Advisory Fee $5,962 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	69.5%
Praxis Growth Index Fund - Class I	9.4%
Praxis Value Index Fund - Class I	9.3%
Praxis International Index Fund - Class I	9.1%
Praxis Small Cap Index Fund - Class I	2.5%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000080568
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Balanced Portfolio
Class Name	Class A
Trading Symbol	MBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 99,299,435
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 23,517
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$99,299,435 Number of Portfolio Holdings6 Advisory Fee $23,517 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	39.6%
Praxis International Index Fund - Class I	18.1%
Praxis Growth Index Fund - Class I	16.2%
Praxis Value Index Fund - Class I	16.0%
Praxis Small Cap Index Fund - Class I	10.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000080569
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Growth Portfolio
Class Name	Class A
Trading Symbol	MGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 118,072,462
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 27,929
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$118,072,462 Number of Portfolio Holdings6 Advisory Fee $27,929 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.0%
Praxis Growth Index Fund - Class I	20.7%
Praxis Value Index Fund - Class I	20.5%
Praxis Impact Bond Fund - Class I	19.7%
Praxis Small Cap Index Fund - Class I	15.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000256362
Shareholder Report [Line Items]
Fund Name	Praxis Impact Large Cap Value ETF
Class Name	Praxis Impact Large Cap Value ETF
Trading Symbol	PRXV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Praxis Impact Large Cap Value ETF for the period of April 7th, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests. com/products/etfs/prxv-impact-large-cap-value-etf/. You can also request this information by contacting us at (800)-977-2947.
Additional Information Phone Number	(800)-977-2947
Additional Information Website	https://www.praxisinvests. com/products/etfs/prxv-impact-large-cap-value-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Value ETF	$9	0.36%

*	Annualized
**	Amount shown reflects the expenses of the Fund from April 7, 2025 through June 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.36%	[2]
AssetsNet	$ 42,482,287
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 21,893
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$42,482,287
Number of Portfolio Holdings	278
Advisory Fee	$21,893
Portfolio Turnover	6%

Visit https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/ for more recent performance information.

Holdings [Text Block]	Asset Weighting (% of total investments)
Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	3.9%
Procter & Gamble Co.	2.2%
Walmart, Inc.	2.2%
Johnson & Johnson	2.0%
Home Depot, Inc.	1.8%
AbbVie, Inc.	1.7%
Coca-Cola Co.	1.6%
Bank of America Corp.	1.6%
Oracle Corp.	1.4%
Cisco Systems, Inc.	1.3%

C000256361
Shareholder Report [Line Items]
Fund Name	Praxis Impact Large Cap Growth ETF
Class Name	Praxis Impact Large Cap Growth ETF
Trading Symbol	PRXG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Praxis Impact Large Cap Growth ETF for the period of April 7th, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests. com/products/etfs/prxg-impact-large-cap-growth-etf/. You can also request this information by contacting us at (800)-977-2947.
Additional Information Phone Number	(800)-977-2947
Additional Information Website	https://www.praxisinvests. com/products/etfs/prxg-impact-large-cap-growth-etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Growth ETF	$10	0.36%

*	Annualized
**	Amount shown reflects the expenses of the Fund from April 7, 2025 through June 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

Expenses Paid, Amount	$ 10	[3]
Expense Ratio, Percent	0.36%	[4]
AssetsNet	$ 42,656,742
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 20,795
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$42,656,742
Number of Portfolio Holdings	175
Advisory Fee	$20,795
Portfolio Turnover	4%

Visit https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/ for more recent performance information.

Holdings [Text Block]	Asset Weighting (% of total investments)*
*	Represents less than 0.05%

Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
Microsoft Corp.	11.6%
NVIDIA Corp.	11.5%
Apple, Inc.	9.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. - Class A	4.5%
Broadcom, Inc.	4.2%
Alphabet, Inc. - Class C	3.9%
Tesla, Inc.	2.9%
Visa, Inc. - Class A	2.2%
Eli Lilly & Co.	2.1%

[1]	Amount shown reflects the expenses of the Fund from April 7, 2025 through June 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
[2]	Annualized
[3]	Amount shown reflects the expenses of the Fund from April 7, 2025 through June 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.
[4]	Annualized